Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 97.6%

Communication Services - 4.3%
Cogent Communications Holdings, Inc.	20,942	$1,192,647
KT Corp. (South Korea)(1)	116,291	1,223,381
Mobile TeleSystems PJSC (Russia)(1)	148,320	1,334,880
Telefonica SA (Spain)*(1)(2)	330,230	1,433,198
Total Communication Services		5,184,106
Energy - 21.5%
Cabot Oil & Gas Corp.	77,296	1,416,836
Canadian Natural Resources Ltd. (Canada)	56,279	1,270,780
ConocoPhillips	33,251	1,331,038
Delek Logistics Partners LP(2)	42,733	1,639,665
Delek US Holdings, Inc.	86,290	1,618,800
Ecopetrol SA (Colombia)(1)(2)	99,754	1,135,201
Enbridge, Inc. (Canada)	40,684	1,366,982
EOG Resources, Inc.	26,567	1,353,854
Imperial Oil Ltd. (Canada)	71,074	1,351,828
Kinder Morgan, Inc.	94,180	1,326,054
Marathon Petroleum Corp.	32,715	1,411,979
MPLX LP	59,206	1,368,251
North American Construction Group Ltd. (Canada)	139,399	1,285,259
ONEOK, Inc.	33,596	1,338,129
Phillips 66 Partners LP(2)	47,996	1,205,660
Pioneer Natural Resources Co.	11,968	1,446,931
TC Energy Corp. (Canada)	31,856	1,367,578
Valero Energy Corp.	24,168	1,363,800
Williams Cos., Inc. (The)	62,970	1,336,853
Total Energy		25,935,478
Industrials - 1.0%
Boise Cascade Co.	26,453	1,259,956
Materials - 19.2%
Agnico Eagle Mines Ltd. (Canada)	18,498	1,292,085
Air Products and Chemicals, Inc.	4,916	1,311,392
Avient Corp.	32,236	1,238,829
Barrick Gold Corp. (Canada)	57,629	1,289,161
Celanese Corp.	9,967	1,217,469
DRDGOLD Ltd. (South Africa)(1)	112,951	1,166,784
FMC Corp.	11,417	1,236,347
Gold Fields Ltd. (South Africa)(1)	140,152	1,307,618
LyondellBasell Industries NV Class A	14,451	1,239,318
Newmont Corp.	21,845	1,301,962
Reliance Steel & Aluminum Co.	11,044	1,281,988
Schweitzer-Mauduit International, Inc.	32,510	1,207,421
Scotts Miracle-Gro Co. (The)	6,491	1,437,172
Southern Copper Corp. (Peru)	20,567	1,365,854
Steel Dynamics, Inc.	35,713	1,223,885
Valvoline, Inc.	56,036	1,330,295
W R Grace & Co.	23,940	1,388,999
Wheaton Precious Metals Corp. (Brazil)	31,409	1,289,968
Total Materials		23,126,547
Real Estate - 32.2%
Agree Realty Corp.	20,099	1,270,257
Alexandria Real Estate Equities, Inc.	7,378	1,232,938
Apartment Investment and Management Co. Class A	255,473	1,172,621
Brandywine Realty Trust	110,264	1,212,904
CareTrust REIT, Inc.	56,846	1,276,761
CoreSite Realty Corp.	10,309	1,385,942
Cousins Properties, Inc.	38,036	1,199,655
Crown Castle International Corp.	8,455	1,346,543
CubeSmart	38,227	1,331,829
CyrusOne, Inc.	17,397	1,269,111
Digital Realty Trust, Inc.	9,368	1,348,524
Security Description	Shares	Value

COMMON STOCKS (continued)

Real Estate (continued)
Douglas Emmett, Inc.	44,233	$1,225,696
Equity Residential	22,434	1,382,832
Essex Property Trust, Inc.	5,529	1,324,804
Extra Space Storage, Inc.	11,267	1,282,072
Four Corners Property Trust, Inc.	44,263	1,166,773
Gaming and Leisure Properties, Inc.	30,351	1,248,337
Getty Realty Corp.	44,907	1,193,179
Innovative Industrial Properties, Inc.(2)	6,567	1,228,817
Iron Mountain, Inc.(2)	43,860	1,476,766
JBG SMITH Properties	41,650	1,243,669
MGM Growth Properties LLC Class A	40,927	1,274,876
Mid-America Apartment Communities, Inc.	10,359	1,375,157
National Health Investors, Inc.	18,527	1,201,291
PS Business Parks, Inc.	9,882	1,345,138
RE/MAX Holdings, Inc. Class A	33,992	1,231,190
SL Green Realty Corp.(2)	23,201	1,565,603
STORE Capital Corp.	39,173	1,215,146
UDR, Inc.	34,729	1,335,330
Vornado Realty Trust	36,651	1,457,244
Total Real Estate		38,821,005
Utilities - 19.4%
AES Corp. (The)	56,871	1,387,084
Algonquin Power & Utilities Corp. (Canada)	81,469	1,354,015
Alliant Energy Corp.	25,866	1,258,381
Black Hills Corp.	21,594	1,276,637
CMS Energy Corp.	22,531	1,281,563
Dominion Energy, Inc.	17,657	1,287,019
DTE Energy Co.	10,913	1,295,591
Enel Americas SA (Chile)(1)	159,828	1,197,112
Enel Chile SA (Chile)(1)	340,631	1,253,522
Evergy, Inc.	24,650	1,324,444
Eversource Energy	15,530	1,358,875
IDACORP, Inc.	13,742	1,213,419
NRG Energy, Inc.	37,563	1,555,484
OGE Energy Corp.	42,288	1,290,630
Pinnacle West Capital Corp.	16,686	1,255,621
PNM Resources, Inc.	26,545	1,287,963
WEC Energy Group, Inc.	14,505	1,289,495
Xcel Energy, Inc.	20,019	1,281,016
Total Utilities		23,447,871
Total Common Stocks
(Cost $119,243,829)		117,774,963
SECURITIES LENDING COLLATERAL - 4.0%
Money Market Fund - 4.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $4,868,385)	4,868,385	4,868,385
TOTAL INVESTMENTS - 101.6%
(Cost $124,112,214)		122,643,348
Liabilities in Excess of Other Assets - (1.6)%		(1,970,817)
Net Assets - 100.0%		$120,672,531

*	Non-income producing security.
(1)	American Depositary Receipts.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2021 (unaudited)

(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,090,482; total market value of collateral held by the Fund was $9,480,316. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,611,931.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2021.

Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$117,774,963	$—	$—	$117,774,963
Money Market Fund	4,868,385	—	—	4,868,385
Total	$122,643,348	$—	$—	$122,643,348